UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		May 6, 2005


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			26
Form 13F Information Table Value Total:			112,412(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

American Tower			COM	029912201	8326	456723		SH	Sole	456723
Armor Holdings			COM	042260109	7869	212159		SH	Sole	212159
Art Technology Group Inc.	COM	04289L107	919	875159		SH	Sole	875159
Authentidate Holding Corp.	COM	052666104	2069	518472		SH	Sole	518472
Autobytel Inc.			COM	05275N106	2527	501340		SH	Sole	501340
Bentley Pharmaceuticals Inc.	COM	082657107	2579	350348		SH	Sole	350348
Central Garden & Pet Co.	COM	153527106	6668	152025		SH	Sole	152025
Clear Channel			COM	184502102	862	25000		SH	Sole	25000
CoStar Group Inc.		COM	22160N109	4553	123550		SH	Sole	123550
Connetics			COM	208192104	1557	61550		SH	Sole	61550
Davita Inc.			COM	23918K108	4962	118576		SH	Sole	118576
Dick's Sporting Goods Inc.	COM	253393102	5765	156966		SH	Sole	156966
Flir Systems			COM	302445101	7835	258566		SH	Sole	258566
Gevity Hr Inc.			COM	374393106	2907	152014		SH	Sole	152014
Mapinfo Corp.			COM	565105103	1290	107107		SH	Sole	107107
Nautilus Group Inc.		COM	63910B102	5078	213734		SH	Sole	213734
Opsware Inc.			COM	68383A101	4552	882092		SH	Sole	882092
Parametric Technology Corp.	COM	699173100	3180	568875		SH	Sole	568875
Providian Financial Corp.	COM	74406A102	9018	525501		SH	Sole	525501
Rae Systems Inc.		COM	75061P102	1289	419739		SH	Sole	419739
Salix Pharmaceuticals Ltd.	COM	795435106	3455	209535		SH	Sole	209535
Scientific Games Corp.		COM	80874P109	8174	357712		SH	Sole	357712
Symyx Technologies Inc.		COM	87155S108	2501	113431		SH	Sole	113431
United Surgical Partners Inter	COM	913016309	4090	89361		SH	Sole	89361
Vitesse				COM	928497106	30	11500		SH	Sole	11500
Wind River Systems		COM	973149107	10360	687016		SH	Sole	687016
